Columbia International Dividend Income Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Australia 1.7%
Telstra Corp., Ltd.	3,126,339	9,636,234
Canada 7.9%
Canadian National Railway Co.	57,465	6,040,661
Canadian Natural Resources Ltd.	104,000	3,157,853
Manulife Financial Corp.	305,504	9,728,222
Nutrien Ltd.	115,008	6,794,804
Royal Bank of Canada	105,462	13,366,896
TC Energy Corp.	104,162	5,278,118
Total		44,366,554
China 1.8%
Tencent Holdings Ltd.	160,100	10,093,129
Denmark 0.4%
Novo Nordisk A/S, Class B	33,635	2,389,694
France 8.6%
AXA SA	304,520	14,353,725
BNP Paribas SA	164,682	14,421,944
Schneider Electric SE	33,981	8,573,807
TotalEnergies SE	181,587	10,689,693
Total		48,039,169
Germany 11.0%
Adidas AG	21,849	5,449,431
Deutsche Telekom AG, Registered Shares	372,757	14,115,725
E.ON SE	666,232	11,676,452
SAP SE	49,084	14,848,900
Siemens AG, Registered Shares	65,680	15,797,570
Total		61,888,078
Hong Kong 4.0%
AIA Group Ltd.	1,386,000	11,537,241
Hong Kong Exchanges and Clearing Ltd.	212,100	10,610,169
Total		22,147,410
Indonesia 1.3%
PT Bank Rakyat Indonesia Persero Tbk	26,106,452	7,103,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 3.2%
Bank of Ireland Group PLC	913,326	12,538,898
Smurfit WestRock PLC	128,371	5,530,723
Total		18,069,621
Japan 11.4%
Komatsu Ltd.	219,700	6,676,947
Mitsubishi Electric Corp.	497,100	9,920,623
Mizuho Financial Group, Inc.	192,100	5,341,968
ORIX Corp.	497,200	10,536,589
Renesas Electronics Corp.	481,600	5,849,237
SMC Corp.	12,000	4,499,543
Tokyo Electron Ltd.	66,800	10,511,984
Toyota Motor Corp.	558,700	10,636,647
Total		63,973,538
Mexico 1.3%
Grupo Financiero Banorte SAB de CV, Class O	787,036	6,980,096
Netherlands 3.7%
Akzo Nobel NV	120,783	8,242,893
Shell PLC	375,944	12,470,718
Total		20,713,611
Singapore 1.7%
DBS Group Holdings Ltd.	274,780	9,480,593
South Africa 2.0%
Anglo American PLC(a)	385,341	11,428,961
South Korea 2.2%
Samsung Electronics Co., Ltd.	302,776	12,285,953
Spain 4.2%
Iberdrola SA	886,779	16,254,449
Industria de Diseno Textil SA	138,910	7,525,488
Total		23,779,937
Switzerland 8.2%
DSM-Firmenich AG	83,059	9,246,047
Nestlé SA, Registered Shares	132,624	14,129,382
Novartis AG, ADR	87,067	10,078,876
SGS SA, Registered Shares	76,909	8,032,633

Columbia International Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia International Dividend Income Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity PLC	29,533	4,727,347
Total		46,214,285
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	570,000	18,179,603
United Kingdom 12.5%
Ashtead Group PLC	78,945	4,622,668
BT Group PLC	5,417,024	13,115,531
ConvaTec Group PLC	2,611,105	10,211,866
Diageo PLC	262,063	7,112,720
Pearson PLC	540,056	8,482,015
Reckitt Benckiser Group PLC	141,327	9,607,069
Taylor Wimpey PLC	4,581,626	7,386,016
Unilever PLC	151,023	9,621,624
Total		70,159,509
United States 7.5%
CRH PLC	46,740	4,218,536
GSK PLC	556,775	11,310,298
Linde PLC	10,780	5,040,512
Medtronic PLC	106,573	8,843,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	39,774	12,884,680
Total		42,297,453
Total Common Stocks (Cost $448,874,690)		549,226,550

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	8,900,406	8,897,736
Total Money Market Funds (Cost $8,897,133)		8,897,736
Total Investments in Securities (Cost $457,771,823)		558,124,286
Other Assets & Liabilities, Net		2,807,762
Net Assets		$560,932,048
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	10,755,901	63,172,091	(65,030,467)	211	8,897,736	389	235,395	8,900,406
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia International Dividend Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT154_08_R01_(07/25)